Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	1,049,730,880.04	56,279
Yield Supplement Overcollateralization Amount 09/30/17	65,940,292.47	0
Receivables Balance 09/30/17	1,115,671,172.51	56,279
Principal Payments	33,440,323.89	1,468
Defaulted Receivables	3,039,601.68	152
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	63,255,242.34	0
Pool Balance at 10/31/17	1,015,936,004.60	54,659

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.69%
Prepayment ABS Speed	1.47%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,377,421.09	714
Past Due 61-90 days	3,848,053.19	193
Past Due 91-120 days	1,026,229.23	61
Past Due 121+ days	0.00	0
Total	18,251,703.51	968

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.69%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.45%
Delinquency Trigger Occurred	NO

Recoveries	1,820,404.42
Aggregate Net Losses/(Gains) - October 2017	1,219,197.26
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.31%
Prior Net Losses Ratio	1.56%
Second Prior Net Losses Ratio	1.82%
Third Prior Net Losses Ratio	1.25%
Four Month Average	1.49%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.53%

Overcollateralization Target Amount	45,717,120.21
Actual Overcollateralization	45,717,120.21
Weighted Average APR	4.28%
Weighted Average APR, Yield Adjusted	6.93%
Weighted Average Remaining Term	58.44

Flow of Funds	$ Amount

Collections	39,009,327.86
Investment Earnings on Cash Accounts	29,357.18
Servicing Fee	(929,725.98)
Transfer to Collection Account	0.00
Available Funds	38,108,959.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,408,545.71
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	32,274,106.05
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	4,357,485.63

Total Distributions of Available Funds	38,108,959.06

Servicing Fee	929,725.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 10/16/17	1,002,492,990.44
Principal Paid	32,274,106.05
Note Balance @ 11/15/17	970,218,884.39

Class A-1
Note Balance @ 10/16/17	0.00
Principal Paid	0.00
Note Balance @ 11/15/17	0.00
Note Factor @ 11/15/17	0.0000000%

Class A-2a
Note Balance @ 10/16/17	325,420,999.71
Principal Paid	23,493,651.49
Note Balance @ 11/15/17	301,927,348.22
Note Factor @ 11/15/17	87.1363198%

Class A-2b
Note Balance @ 10/16/17	121,621,990.73
Principal Paid	8,780,454.56
Note Balance @ 11/15/17	112,841,536.17
Note Factor @ 11/15/17	87.1363214%

Class A-3
Note Balance @ 10/16/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	426,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class A-4
Note Balance @ 10/16/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	94,750,000.00
Note Factor @ 11/15/17	100.0000000%

Class B
Note Balance @ 10/16/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	34,700,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,477,367.38
Total Principal Paid	32,274,106.05
Total Paid	33,751,473.43

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	406,776.25
Principal Paid	23,493,651.49
Total Paid to A-2a Holders	23,900,427.74

Class A-2b
One-Month Libor	1.23889%
Coupon	1.37889%
Interest Paid	139,752.79
Principal Paid	8,780,454.56
Total Paid to A-2b Holders	8,920,207.35

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.1758266
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.6867413
Total Distribution Amount	26.8625679

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.1739574
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	67.8027460
Total A-2a Distribution Amount	68.9767034

A-2b Interest Distribution Amount	1.0791721
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	67.8027379
Total A-2b Distribution Amount	68.8819100

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/16/17	3,213,436.41
Investment Earnings	2,571.36
Investment Earnings Paid	(2,571.36)
Deposit/(Withdrawal)	-
Balance as of 11/15/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41